Income Tax Expense - Reconciliation of Applicable Tax Rate to Effective Tax Rate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax from continuing operations	€ 2,115	€ 1,741	[1]	€ 1,685	[1]
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.10%	16.60%		16.90%
- total income tax expense (current and deferred)	22.60%	22.70%		0.70%
Irish corporation tax rate	12.50%	12.50%		12.50%
Higher tax rates on overseas earnings	12.10%	11.60%		16.30%
Deferred tax credit relating to the enactment of the "Tax Cuts and Jobs Act"				(26.10%)
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(2.00%)	(1.40%)		(2.00%)
Total effective tax rate	22.60%	22.70%		0.70%

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.